Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity

NOTE 13 — Stockholders’ Equity

Common Stock and Class B Common Stock

Our authorized common stock consists of 1.6 billion shares of common stock with par value of $0.0001 per share, and 400 million shares of Class B common stock with par value of $0.0001 per share. Both classes of common stock qualify for and share equally in dividends, if declared by our Board of Directors, and generally vote together on all matters. Common stock is entitled to one vote per share and Class B common stock is entitled to 10 votes per share. Holders of common stock, voting as a single, separate class are entitled to elect 25% of the total number of directors. Class B common stockholders may, at any time, convert their shares into common stock, on a one for one share basis. Upon conversion, the Class B common stock is retired and is not available for reissue. In the event of liquidation, dissolution, distribution of assets or winding-up of Expedia, Inc., the holders of both classes of common stock have equal rights to receive all the assets of Expedia, Inc. after the rights of the holders of the preferred stock, if any, have been satisfied.

Preferred Stock

As of December 31, 2014 and 2013, we have no preferred stock outstanding.

Share Repurchases

During 2012, 2010, and 2006, our Board of Directors, or the Executive Committee, acting on behalf of the Board of Directors, authorized a repurchase of up to 20 million outstanding shares of our common stock during each of the respective years for a total of 60 million shares. Shares repurchased under the authorized programs were as follows:

	Year ended December 31,
	2014	2013	2012
Number of shares repurchased	7.0 million	9.3 million	10.7 million
Average price per share	$76.26	$55.59	$37.15
Total cost of repurchases (in millions)(1)	$537	$515	$397

(1)	Amount excludes transaction costs.

As of December 31, 2014, 1.8 million shares remain authorized for repurchase under the 2012 authorization with no fixed termination date for the repurchases. Subsequent to the end of the year, we repurchased an additional 0.5 million shares for a total cost of $44 million, excluding transaction costs, representing an average purchase price of $85.25 per share. On February 4, 2015, the Executive Committee, acting on behalf of the Board of Directors, authorized an additional repurchase of up to 10 million shares of our common stock.

Dividends on our Common Stock

In 2014, 2013 and 2012, the Executive Committee, acting on behalf of the Board of Directors, declared the following dividends:

	Declaration Date	Dividend Per Share	Record Date	Total Amount (in thousands)	Payment Date
Year ended December 31, 2014:
	February 5, 2014	$0.15	March 10, 2014	$19,602	March 27, 2014
	April 30, 2014	0.15	May 30, 2014	19,231	June 19, 2014
	July 30, 2014	0.18	August 27, 2014	22,944	September 17, 2014
	October 27, 2014	0.18	November 20, 2014	22,920	December 11, 2014
Year ended December 31, 2013:
	February 5, 2013	$0.13	March 11, 2013	$17,983	March 28, 2013
	April 24, 2013	0.13	May 30, 2013	17,638	June 19, 2013
	July 24, 2013	0.15	August 28, 2013	20,459	September 18, 2013
	October 28, 2013	0.15	November 21, 2013	19,680	December 12, 2013
Year ended December 31, 2012:
	February 9, 2012	$0.09	March 12, 2012	$12,204	March 30, 2012
	April 25, 2012	0.09	May 30, 2012	12,205	June 19, 2012
	July 25, 2012	0.13	August 28, 2012	18,061	September 18, 2012
	October 24, 2012	0.13	November 16, 2012	17,658	December 7, 2012
	December 7, 2012	0.52	December 17, 2012	70,295	December 28, 2012

In addition, on February 4, 2015, the Executive Committee, acting on behalf of the Board of Directors, declared a quarterly cash dividend of $0.18 per share of outstanding common stock payable on March 26, 2015 to the stockholders of record as of the close of business on March 10, 2015. Future declarations of dividends are subject to final determination by our Board of Directors.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income, net of tax for 2014 and 2013 is primarily comprised of accumulated foreign currency translation adjustments.

Net gains and losses recognized and reclassified out of accumulated other comprehensive income were immaterial during 2014, 2013 and 2012.

Non-redeemable Noncontrolling Interests

As of December 31, 2014 and 2013, our ownership interest in eLong was approximately 64% and 65%. Amounts paid in excess of the respective noncontrolling interest were recorded to additional paid-in capital. The following table shows the effects of the changes in noncontrolling interest on our equity for the respective periods, in thousands:

	2014	2013	2012
Net income attributable to Expedia, Inc.	$398,097	$232,850	$280,171
Transfers (to) from the noncontrolling interest due to:
Net increase in Expedia, Inc.’s paid-in capital for newly issued eLong shares and other equity activity	24,090	6,928	2,077

Net transfers from noncontrolling interest	24,090	6,928	2,077

Change from net income attributable to Expedia, Inc. and transfers from noncontrolling interest	$422,187	$239,778	$282,248